BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS
Schedule of purchase price allocation

The Company re-measured the fair value of the contingent consideration and reduced the corresponding liability which resulted in a gain of RMB10.5 million and RMB22.2 million for the year ended December 31, 2012 and 2013 into its consolidated statements of operations.

	Amount	Estimated Useful life
Net tangible assets acquired	—
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

Including: Initial acquisition payment in cash	25,000
Contingent consideration	69,943

Schedule of redeemable non-controlling interest

   The following summarizes the Group's redeemable non-controlling interest as of December 31, 2012 and 2013 (in RMB thousands):

Balance as of December 31, 2011	66,181
Purchases, sales, issuances, and settlements (net)	—
Total gain for the period	3,249

Balance as of December 31, 2012	69,430
Total losses for the period	(2,269)
Balance as of December 31, 2013	67,161